Currency risk (Details) - Currency risk [Member] - RUB (₽) ₽ in Thousands	Jun. 30, 2020	Dec. 31, 2019
USD-denominated
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net exposure	₽ (136,123)	₽ 621,043
EUR-denominated
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net exposure	(5,921)	(3,144)
BYN-denominated
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net exposure	3	(249)
RUB-denominated
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net exposure	7,816	9,670
Cash and cash equivalents | USD-denominated
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net exposure	1,668,240	627,824
Cash and cash equivalents | EUR-denominated
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net exposure	580	10
Cash and cash equivalents | BYN-denominated
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net exposure	3	4
Cash and cash equivalents | RUB-denominated
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net exposure	7,816	9,772
Trade and other payable | USD-denominated
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net exposure	(55,580)	(6,781)
Trade and other payable | EUR-denominated
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net exposure	(6,501)	(3,154)
Trade and other payable | BYN-denominated
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net exposure		(253)
Trade and other payable | RUB-denominated
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net exposure		₽ (102)
Dividends Payable [Member] | USD-denominated
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net exposure	₽ (1,748,783)